Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
5.	Related Party Transactions

Equity Transactions with Acuitas

On July 3, 2018, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Acuitas Group Holding, LLC (“Acuitas”) and certain other purchasers identified in the Purchase Agreement (together with Acuitas, the “Purchasers”) pursuant to which (i) the Purchasers agreed to purchase an aggregate of 2,133,332 shares of the our Series A Convertible Preferred Stock (the “Preferred Stock”) at a price per share of $1.50 per share of Preferred Stock (the “Initial Sale”) and (ii) we agreed to issue warrants (the “Warrants”) to purchase 1,706,666 shares of common stock, each subject to the terms and conditions set forth in the Purchase Agreement, for an aggregate consideration of $3.2 million. We received $160,000 of the $3.2 million in April and May 2018 as prepaid equity. Acuitas also received an additional 6,667 Warrants in connection with the payoff of a note issued by us in favor of Acuitas. The Initial Sale and issuance of the Warrants occurred on July 3, 2018. In addition, Acuitas had the option to purchase up to an additional 1,600,000 shares of common stock at a price per share of $1.88, and warrants on the same terms as the Warrants, within two weeks following the one year anniversary of the closing of the Initial Sale (the “Subsequent Sale”) in the event that we did not obtain $3,000,000 of funding through various non-dilutive grants prior to the one year anniversary of the closing of the Initial Sale, less any federal or FDA grant funding received by the Company. Acuitas is controlled by our Chairman and Chief Executive Officer, Terren Peizer and the Purchasers included Jonathan Adams, James Lang, Cuong Do and Michael Sherman, who are members of our Board.

The Purchase Agreement contained customary representations and warranties. In connection with the disclosure schedule associated with the representations and warranties, we also disclosed customary information, including the following: (i) the existence of the Mallinckrodt petition before the U.S. Patent Trial and Appeal Board, (ii) our capitalization, (iii) our obligation to pay a low single digit royalty on the net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma LLC members, PharmaIN Corporation and The Barrett Edge, Inc. pursuant to the Agreement and Plan of Merger, dated April 11, 2016, by and between LAT Pharma LLC and us, (iv) our obligation to pay a low single digit royalty on net sales of all terlipressin products covered by specified patents up to a maximum of $200,000 per year pursuant to the Technology Transfer Agreement, dated July 25, 2016, by and between us and the University of Padova (Italy), and (v) certain recent issuances of common stock by us.

Each share of Preferred Stock automatically converted into 1 shares of common stock upon the filing with the Secretary of State of the State of Nevada of a Certificate of Amendment to our Articles of Incorporation (the “Amendment”) on August 13, 2018 that increased the number of authorized shares of common stock to 800,000,000. The Amendment was approved by the written consent of the holders of more than a majority of our issued and outstanding common stock on July 3, 2018 and was filed with the Secretary of State of the State of Nevada 20 calendar days following the distribution of our Definitive Information Statement on Schedule 14 that was filed with the SEC on July 13, 2018.

Pursuant to a letter agreement dated June 24, 2019, Acuitas agreed to modify its existing rights under the Purchase Agreement so that:

•	Acuitas agreed to immediately exchange its existing 1,606,667 Warrants for common stock such that it will have effectively exercised its Warrants in full pursuant to a cashless exercise thereof at an assumed current market price of $45.00 per share and, as a result received an aggregate of 95% of the shares covered thereby, or 1,526,094 shares of common stock;
•	Acuitas agreed to (i) waive its rights to a 50% adjustment of the purchase price of the Preferred Stock in the Initial Sale, the exercise price of the Warrants and the price per share in the Subsequent Sale in the event of certain reductions in the useful life of our current intellectual property rights, and (ii) effectively exercise its rights to purchase securities in a Subsequent Sale pursuant to a “cashless purchase” at an assumed current market price of approximately $11.25 per share, conditioned in each case on the listing of our common stock on Nasdaq or the raising of $2.0 million in additional funds in the form of another securities offering, in either case not later than November 30, 2019, which will result Acuitas having irrevocably waived its rights to an adjustment in the purchase price of the Preferred Stock in the Initial Sale and the exercise price of the Warrants and the purchase price of per share in the Subsequent Sale upon the issuance by us of an aggregate of 1,339,958 shares of common stock (the “Subsequent Sale Shares”) to Acuitas, which is expected to occur concurrently with the closing of our potential public offering and listing on Nasdaq;
•	Acuitas shall in exchange for the foregoing agreements and waivers have the option to purchase additional shares of common stock and warrants to purchase one share of common stock for each share of common stock purchased during the period from September 1, 2019 to November 30, 2019 at the then-effective purchase price of the Preferred Stock in the Initial Sale (the “Funding Option”), provided that any shares issued pursuant to any exercise of the Funding Option will reduce share-for-share the amount of shares issued pursuant to the deemed exercise of its rights to purchase securities in a Subsequent Sale mentioned above.

Convertible Debenture Transaction with Acuitas

On September 24, 2019, the Company entered into a Securities Purchase Agreement (the “2019 Purchase Agreement”) with Acuitas pursuant to which (i) Acuitas agreed to purchase a 10% OID Convertible Delayed Draw Debenture (the “Debenture”) due September 24, 2020 for an aggregate commitment amount of up to $2.0 million, and (ii) the Company issued 1,125,000 shares (the “Commitment Shares”) of the Company’s common stock and warrants (the “Commitment Warrants”) to purchase an equal number of shares, each subject to the terms and conditions set forth in the 2019 Purchase Agreement. The Debenture accrues additional principal at the rate of 6% per annum and interest at the rate of 10% per annum, is convertible into shares of common stock at $4.00 per share prior to the completion of the company’s planned public offering of units (the “Public Offering”) or, subsequent to the closing of the Public Offering, the lower of $4.00 or 80% of the offering price per unit to the public in the Public Offering and are mandatorily redeemable upon such closing at 100% of the accrued principal amount and unpaid interest to the date of redemption. The Commitment Warrants are five-year warrants, exercisable upon the earlier of the effectiveness of the Company’s currently pending reverse stock split or December 1, 2019, at an amount equal to the lower of $4.00 or 80% of the offering price per unit to the public in the Public Offering. Upon entering into the 2019 Purchase Agreement, the Company drew an initial $500,000 under the Debenture and in accordance with the 2019 Purchase Agreement, Acuitas received an additional 125,000 warrants (the “Bridge Warrants”) having the same terms as the Commitment Warrants. Any future draws under the Debenture, which may be made from and after October 15, 2019, November 15, 2019 and December 15, 2019 in equal tranches of $500,000 each, will entitle Acuitas to receive additional Bridge Warrants in equal amount upon such funding. In addition, the 2019 Purchase Agreement provides that, should the underwriters in the Public Offering exercise their option to purchase additional securities during the 45 days following closing and the issuance of such securities would result in Acuitas' beneficial ownership (on a fully diluted basis) of shares of common stock being below 60%, Acuitas shall be issued a number of additional shares of common stock and warrants having the same terms as the Commitment Warrants to result in its beneficial ownership (on a fully diluted basis) of shares of common stock equaling 60%.

The issuance of 1,125,000 shares of the Company’s commons stock and warrants to purchase an equal amount number of shares, to its controlling stockholder for the Bridge Financing was accounted for as a deemed dividend due to its related party nature and $17.1 million representing the excess of the fair value of the consideration given for the financing, net of debt discount; was recorded in accumulated deficit for the three months ended September 30, 2019, accordingly. (See accompanied Condensed Statements of Changes in Stockholders’ (Deficit) Equity). A debt discount of $500,000 against the debenture was recorded which will be amortized over the term of the debenture using the effective interest method. The Company recognized amortization of this discount in the amount of $1,534 for the three-month period ended September 30, 2019.

Pursuant to the 2019 Purchase Agreement, Acuitas has agreed to further modify its existing rights under the Purchase Agreement dated July 3, 2018 with the Company so that Acuitas’ previous agreement in June 2019 to waive its rights to a 50% adjustment of the purchase price of the Preferred Stock in the July 2018 transaction, the exercise price of the warrants in such transaction and the price per share in a Subsequent Sale in the event of certain reductions in the useful life of our current intellectual property rights, and effectively exercise its rights to purchase securities in a Subsequent Sale pursuant to a “cashless purchase” at an assumed current market price of approximately $11.25 per share, conditioned in each case on the listing of the Company’s common stock on Nasdaq or the raising of $2.0 million in additional funds in the form of another securities offering, in either case not later than November 30, 2019, such that Acuitas will have irrevocably waived its rights to an adjustment in the purchase price of the Preferred Stock in the Initial Sale and the exercise price of the Warrants and the purchase price of per share in the Subsequent Sale upon the issuance by us of an aggregate of 2,679,916 shares of common stock and 2,679,916 warrants having the same terms as the Commitment Warrants to Acuitas, upon the closing of the Public Offering.

Pursuant to an amendment to the 2019 Purchase Agreement dated October 9, 2019, Acuitas agreed to modify its existing rights under the 2019 Purchase Agreement so that:

•	The Commitment Warrants (and related warrants issued upon the first draw under the Debenture) were replaced with warrants having similar terms, but which are automatically exercised upon the closing of the offering at an exercise price equal to the par value of the common stock;
•	Acuitas' existing rights under the Purchase Agreement dated July 3, 2018 with the Company were further amended so that the number of Subsequent Sale Shares would be multiplied by four (in lieu of the changes to the Purchase Agreement originally provided for in the 2019 Purchase Agreement); and
•	The provisions of the 2019 Purchase Agreement providing that, should the underwriters in the offering exercise their option to purchase additional securities during the 45 days following closing and the issuance of such securities would result in Acuitas’ beneficial ownership (on a fully diluted basis) of shares of common stock being below 60%, Acuitas will be issued a number of additional shares of common stock and warrants having the same terms as the Commitment Warrants to result in its beneficial ownership (on a fully diluted basis) of shares of common stock equaling 60% have been modified such that, upon the exercise of such option by the underwriters, the Company will issue to Acuitas a number of securities that will result in Acuitas’ fully diluted beneficial ownership after the exercise of such option being the same as prior thereto.

6.	Related Party Transactions

On March 23, 2017, Barrett Ehrlich agreed to defer the payment of his consulting fee debt of $173,333 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The consulting fee debt was reclassified from a current liability to a long-term liability on the balance sheet. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

On August 8, 2018, Barrett Ehrlich (Independent contractor, related party to Elliot Ehrlich and shareholder) on behalf of The Barrett Edge Inc. (“Barrett”) entered into an Accord and Debt Satisfaction Agreement with the Company in which Barrett agreed to release the Company from all liabilities including the original contract to defer payment of accrued consulting fees dated March 23, 2017, the promissory note issued by the Company to defer payment of accrued consulting fees; loan to the Company for $14,000, and subsequent unpaid consulting fees, totaling $543,014, and received cash of $131,333 and 3,947 common shares in satisfaction. The common shares were valued at the market price on the date of settlement at $16.25 per common share. The gain of $361,548 on the settlement of debt was reflected in the additional paid in capital for the year ended June 30, 2019.

On March 23, 2017, Elliot Ehrlich agreed to forgive 50% of his salary debt of $444,056.  The adjusted salary debt is $222,028.  Elliot Ehrlich also agreed to defer the payment of his salary debt of $222,028 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The salary debt was reclassified from a current liability to a long-term liability on the balance sheet and the salary debt forgiven had been reflected on the income statement as other income. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

On July 9, 2018, Elliot Ehrlich (former CEO and shareholder) entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of accrued salary dated March 23, 2017, totaling the amount of $1,777 the promissory note issued by the Company to defer payment of accrued salary; and received cash of $22,273 and 222,028 common shares in satisfaction. The common shares were valued at the market price on the date of settlement at $7.50 per common share. The gain of $186,503 on the settlement of debt was reflected in the additional paid in capital for the year ended June 30, 2019.

On March 23, 2017, Jonathan Adams agreed to defer the payment of his salary debt of $180,555 until December 31, 2019, through the issuance of a Promissory note.  The promissory note does not carry any interest charge as long as the amount is paid in full before December 31, 2019.  The salary debt was reclassified from a current liability to a long-term liability on the balance sheet. Any portion of the balance due under the note that remains unpaid after December 31, 2019 will accrue interest at a rate of 5% per annum until paid in full.

On July 9, 2018, Jonathan Adams (COO) entered into an Accord and Debt Satisfaction Agreement with the Company in which he agreed to release the Company from all liabilities including the original contract to defer payment of his accrued salary dated March 23, 2017, the promissory note issued by the Company to defer payment of accrued salary; and subsequent unpaid salary, totaling the amount of $534,722, and received cash of $25,694 in satisfaction. The gain of $509,028 on the settlement of debt was reflected in the additional paid in capital for the year ended June 30, 2019.

The outstanding balance of the long-term note payable at June 30, 2019 and 2018 was $0 and $575,918, respectively.

See note 8 “Equity Transactions”, for other related party transactions with Acuitas Group Holdings, LLC (“Acuitas”) and board of director members.